UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05715

The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Convertible and Income

Securities Fund Inc.

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Thomas H. Dinsmore, CFA	Jane D. O’Keeffe	James A. Dinsmore, CFA
Chief Investment Officer	Portfolio Manager	Portfolio Manager	Portfolio Manager
	BS, Wharton School of Business MA, Fairleigh Dickinson University	BA, University of New Hampshire	BA, Cornell University MBA, Rutgers University

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Convertible and Income Securities Fund Inc. was 1.2%, compared with a total return of (1.6)% for the Bloomberg Barclays Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was 1.6%. The Fund’s NAV per share was $5.52, while the price of the publicly traded shares closed at $5.87 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception (07/03/89)
	Quarter	1 Year	5 Year	10 Year	15 Year
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	1.19%	10.12%	6.26%	5.95%	6.24%	6.82%
Investment Total Return (c)	1.63	30.37	7.84	6.74	5.76	6.39(d)
Standard & Poor’s (“S&P”) 500 Index	(0.76)	13.99	13.31	9.49	10.10	9.98(e)
Bloomberg Barclays Government/Credit Bond Index	(1.61)	1.33	1.82	3.62	3.94	N/A(f)
Lipper Convertible Securities Fund Average	1.98	9.54	7.69	6.82	7.83	8.16(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.

(d)	Since inception return is from March 31, 1995 when the Fund converted to closed-end status; before this date, the Fund had no operating history on the NYSE.
(e)	From June 30, 1989, the date closest to the Fund’s inception for which data are available.
(f)	The Bloomberg Barclays Government/Credit Bond Index inception date is January 29, 1999.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — March 31, 2018 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 52.8%
	Aerospace — 3.0%
$1,500,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,908,543
1,013,000	Kaman Corp., 3.250%, 05/01/24(a)	1,154,254

		3,062,797

	Broadcasting — 1.3%
690,000	Liberty Media Corp., 2.125%, 03/31/48(a)	684,066
588,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	619,506

		1,303,572

	Building and Construction — 0.1%
200,000	Ascent Capital Group Inc., 4.000%, 07/15/20	150,875

	Business Services — 2.0%
515,000	Bristow Group Inc., 4.500%, 06/01/23	570,078
172,000	Q2 Holdings Inc., 0.750%, 02/15/23(a)	176,694
175,000	RingCentral Inc., Zero Coupon, 03/15/23(a)	176,295
500,000	Square Inc., 0.375%, 03/01/22	1,096,200

		2,019,267

	Cable and Satellite — 1.5%
1,600,000	DISH Network Corp., 3.375%, 08/15/26	1,545,120

	Communications Equipment — 1.7%
1,500,000	InterDigital, Inc., 1.500%, 03/01/20	1,743,000

	Computer Software and Services — 12.5%
515,000	Apptio Inc., 0.875%, 04/01/23(a)	508,305
292,000	Coupa Software Inc., 0.375%, 01/15/23(a)	353,787
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36	1,656,057
584,000	Ctrip.com International Ltd., 1.250%, 09/15/22	608,113
87,000	Guidewire Software Inc., 1.250%, 03/15/25	85,496
593,000	HubSpot Inc., 0.250%, 06/01/22(a)	765,414
516,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	618,116
1,294,000	Lumentum Holdings Inc., 0.250%, 03/15/24	1,643,001

Principal Amount		Market Value
$ 500,000	MercadoLibre Inc., 2.250%, 07/01/19	$1,415,999
565,000	Nice Systems Inc., 1.250%, 01/15/24	702,182
344,000	Nutanix Inc., Zero Coupon, 01/15/23(a)	414,796
352,000	Okta Inc., 0.250%, 02/15/23(a)	385,334
1,000,000	Proofpoint Inc., 0.750%, 06/15/20	1,464,599
1,000,000	PROS Holdings Inc., 2.000%, 06/01/47(a)	963,700
907,000	RealPage Inc., 1.500%, 11/15/22(a)	1,237,488

		12,822,387

	Consumer Products — 0.5%
600,000	GoPro Inc., 3.500%, 04/15/22(a)(b)	492,265

	Consumer Services — 2.9%
1,000,000	Carriage Services Inc., 2.750%, 03/15/21	1,315,674
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,673,113

		2,988,787

	Diversified Industrial — 1.9%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	704,066
356,000	Team Inc., 5.000%, 08/01/23(a)	353,352
500,000	TimkenSteel Corp., 6.000%, 06/01/21	735,350
100,000	Trinity Industries Inc., Sub. Deb., 3.875%, 06/01/36	136,789

		1,929,557

	Electronics — 2.7%
500,000	Intel Corp., Sub. Deb., 3.250%, 08/01/39	1,244,663
1,500,000	Knowles Corp., 3.250%, 11/01/21	1,565,673

		2,810,336

	Energy and Utilities — 3.5%
500,000	Cheniere Energy Inc., 4.250%, 03/15/45	390,573
1,016,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	1,181,100
2,500,000	SunPower Corp., 4.000%, 01/15/23	2,001,500

		3,573,173

.

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Entertainment — 0.7%
$ 500,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	$783,750

	Financial Services — 2.2%
500,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22	553,437
988,000	Encore Capital Group Inc., 3.250%, 03/15/22	1,152,996
344,000	LendingTree Inc., 0.625%, 06/01/22(a)	578,818

		2,285,251

	Health Care — 7.8%
685,000	Accelerate Diagnostics Inc., 2.500%, 03/15/23(a)	664,198
500,000	Bayer Capital Corp.BV, 5.625%, 11/22/19(a)	629,007
1,083,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	873,169
500,000	Invacare Corp., 4.500%, 06/01/22(a)	641,563
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24(a)	797,931
750,000	NuVasive Inc., 2.250%, 03/15/21	827,577
1,000,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22	916,250
250,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23(a)	266,586
600,000	Teladoc Inc., 3.000%, 12/15/22(a)	711,976
1,000,000	Teligent Inc., 3.750%, 12/15/19	934,000
1,000,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	735,388

		7,997,645

	Metals and Mining — 1.0%
1,000,000	Arconic Inc., 1.625%, 10/15/19	1,055,771

	Semiconductors — 5.8%
500,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	732,900
750,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	1,048,275
1,000,000	Inphi Corp., 1.125%, 12/01/20	1,049,534
400,000	Micron Technology Inc., 3.000%, 11/15/43	717,761
947,000	Rambus Inc., 1.375%, 02/01/23(a)	936,251

Principal Amount		Market Value
$ 1,000,000	Teradyne Inc., 1.250%, 12/15/23	$1,527,206

		6,011,927

	Transportation — 1.7%
1,500,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,715,754

	TOTAL CONVERTIBLE CORPORATE BONDS	54,291,234

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.6%
	Real Estate Investment Trusts —1.1%
20,000	Welltower Inc., 6.500%, Ser. I	1,112,800

	Telecommunications — 0.5%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	587,040

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,699,840

	MANDATORY CONVERTIBLE SECURITIES (c) — 10.3%
	Building and Construction — 1.2%
10,638	Stanley Black & Decker Inc., 5.375%, 05/15/20	1,225,764

	Computer Software and Services — 0.6%
5,000	MTS Systems Corp., 8.750%, 07/01/19	586,717

	Diversified Industrial — 1.3%
20,100	Rexnord Corp., 5.750%, Ser. A, 11/15/19	1,292,028

	Energy and Utilities — 2.6%
300	El Paso Energy Capital Trust I, 4.750%, 03/31/28	14,363
20,668	Hess Corp., 8.000%, 02/01/19	1,230,986
16,000	NextEra Energy Inc., 6.123%, 09/01/19	922,560
5,163	Sempra Energy, 6.000%, Ser. A, 01/15/21	528,536

		2,696,445

	Financial Services — 2.4%
10,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19(a)	2,066,815
4,324	Assurant Inc., 6.500%, Ser. D, 03/15/21	450,345

		2,517,160

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Health Care — 1.6%
22,646	Becton Dickinson and Co., 6.125%, 05/01/20	$1,323,206
1,000	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	329,120

		1,652,326

	Real Estate Investment Trusts — 0.4%
327	Crown Castle International Corp., 6.875%, Ser. A, 08/01/20	365,563

	Telecommunications — 0.2%
20,845	Frontier Communications Corp., 11.125%, Ser. A, 06/29/18	238,467

	TOTAL MANDATORY CONVERTIBLE SECURITIES	10,574,470

	COMMON STOCKS — 27.2%
	Automotive: Parts and Accessories — 0.5%
5,500	Genuine Parts Co.	494,120

	Building and Construction — 0.3%
5,500	Herc Holdings Inc.†	357,225

	Computer Hardware — 0.4%
3,000	International Business Machines Corp.	460,290

	Computer Software and Services — 0.5%
6,000	DST Systems Inc.	501,900

	Consumer Products — 1.4%
32,000	Swedish Match AB	1,446,741

	Diversified Industrial — 0.4%
28,000	General Electric Co.	377,440

	Energy and Utilities — 1.5%
1,000	Chevron Corp.	114,040
1,500	Exxon Mobil Corp.	111,915
4,500	Royal Dutch Shell plc, Cl. A, ADR	287,145
29,000	Severn Trent plc	750,267
1,000,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(d)	0
20,000	The AES Corp.	227,400

		1,490,767

	Equipment and Supplies — 0.2%
8,000	Mueller Industries Inc.	209,280

	Financial Services — 12.3%
4,800	American Express Co.	447,744
7,000	American International Group Inc.	380,940
13,113	American Tower Corp., REIT	1,905,843
5,000	Bank of America Corp.	149,950
7,000	Blackhawk Network Holdings Inc.†	312,900

Shares		Market Value
10,000	Citigroup Inc.	$675,000
6,000	JPMorgan Chase & Co.	659,820
8,000	Julius Baer Group Ltd.	491,548
16,000	Kinnevik AB, Cl. A	582,529
4,000	Morgan Stanley	215,840
12,700	State Street Corp.	1,266,571
26,000	The Bank of New York Mellon Corp.	1,339,780
17,000	The PNC Financial Services Group Inc.	2,571,080
29,000	Wells Fargo & Co.	1,519,890
126,125	Wright Investors’ Service Holdings Inc.†	61,959
2,000	XL Group Ltd.	110,520

		12,691,914

	Food and Beverage — 1.0%
95,000	Parmalat SpA	350,094
2,020	Pernod Ricard SA	336,165
2,500	Remy Cointreau SA	356,216

		1,042,475

	Health Care — 3.9%
4,416	Allergan plc	743,169
8,000	Bristol-Myers Squibb Co.	506,000
6,000	Eli Lilly & Co.	464,220
1,000,000	Elite Pharmaceuticals Inc.†	100,000
2,500	Johnson & Johnson	320,375
7,200	Merck & Co. Inc.	392,184
5,000	Pfizer Inc.	177,450
44,000	Roche Holding AG, ADR	1,259,500

		3,962,898

	Hotels and Gaming — 1.1%
14,800	Ryman Hospitality Properties Inc., REIT	1,146,260

	Retail — 0.5%
1,000	Costco Wholesale Corp.	188,430
6,000	CVS Health Corp.	373,260

		561,690

	Specialty Chemicals — 0.1%
400	International Flavors & Fragrances Inc.	54,764

	Telecommunications — 1.5%
1,060	Iridium Communications Inc.†	11,925
1,600	Swisscom AG	792,636
16,000	Verizon Communications Inc.	765,120

		1,569,681

	Transportation — 0.1%
1,000	GATX Corp.	68,490

	Wireless Communications — 1.5%
22,566	T-Mobile US Inc.†	1,377,429
4,000	Turkcell Iletisim Hizmetleri A/S, ADR	38,240

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
2,500	United States Cellular Corp.†.	$100,475

		1,516,144

	TOTAL COMMON STOCKS	27,952,079

	RIGHTS — 0.0%
	Retail — 0.0%
40,000	Safeway PDC, CVR†	400

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 8.1%
$8,339,000	U.S. Treasury Bills, 1.460% to 1.867%††, 05/03/18 to 09/13/18	8,304,607

	TOTAL INVESTMENTS — 100.0% (Cost $87,248,745)	$102,822,630

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $19,919,040 or 19.37% of total investments.

(b)

At March 31, 2018, the Fund held investments in a restricted and illiquid security amounting to $492,265 or 0.48% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/18 Carrying Value Per Bond
600,000	GoPro Inc., 3.500%, 04/15/22	04/07/17- 04/12/17	$600,000	$82.04

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$54,291,234	—	$54,291,234
Convertible Preferred Stocks (a)	$1,699,840	—	—	1,699,840
Mandatory Convertible Securities:
Building and Construction	—	1,225,764	—	1,225,764
Computer Software and Services	—	586,717	—	586,717
Energy and Utilities	2,682,082	14,363	—	2,696,445
Financial Services	450,345	2,066,815	—	2,517,160
Other Industries (a)	3,548,384	—	—	3,548,384
Total Mandatory Convertible Securities	6,680,811	3,893,659	—	10,574,470
Common Stocks:
Energy and Utilities	1,490,767	—	$ 0	1,490,767
Financial Services	12,629,955	61,959	—	12,691,914
Other Industries (a)	13,769,398	—	—	13,769,398
Total Common Stock	27,890,120	61,959	0	27,952,079
Rights (a)	—	400	—	400
U.S. Government Obligations	—	8,304,607	—	8,304,607
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$36,270,771	$66,551,859	$ 0	$102,822,630

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2018, the Fund did not hold securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an M.A. degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI CONVERTIBLE AND

INCOME SECURITIES FUND INC.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

John Birch

Former Chief Operating Officer,

Sentinel Asset Management

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Thomas H. Dinsmore, CFA

Portfolio Manager,

Gabelli Funds LLC

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Leslie F. Foley

Attorney

Daniel D. Harding

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GCV Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.